Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Right-of-use of leased assets:
Balance, beginning of period	SFr 4,540
Additions	0
Depreciation	(460)	SFr (511)
Balance, end of period	4,080
Variable lease payments that are not included in the measurement of lease obligations	SFr 0
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	5.50%
Right-of-use of leased assets:
Balance, beginning of period	SFr 4,469
Depreciation	(447)
Balance, end of period	SFr 4,022
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.30%
Right-of-use of leased assets:
Balance, beginning of period	SFr 51
Depreciation	(11)
Balance, end of period	SFr 40
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	7.20%
Right-of-use of leased assets:
Balance, beginning of period	SFr 20
Depreciation	(3)
Balance, end of period	SFr 17